Cover	Dec. 15, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39102
Entity Registrant Name	TFF PHARMACEUTICALS, INC.
Entity Central Index Key	0001733413
Entity Tax Identification Number	82-4344737
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1751 River Run
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76107
City Area Code	817
Local Phone Number	438-6168
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock: Par value $.001
Trading Symbol	TFFP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false